Investments - Investment balances (Details)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Short-term investments
Trading securities investments			¥ 5,210,000
Held-to-maturity investments	$ 1,291,612	¥ 8,403,612	20,000,000
Investments at cost method	2,274,718	14,800,000
Total short-term investments	3,566,330	23,203,612	25,210,000
Investments at cost method	7,754,023	50,450,000	70,450,000
Total investments	11,320,353	73,653,612	95,660,000
Trust products
Short-term investments
Trading securities investments			5,210,000
Held-to-maturity investments	726,006	4,723,612	¥ 20,000,000
Asset management plans
Short-term investments
Held-to-maturity investments	$ 565,606	¥ 3,680,000